Exhibit 99.1

Item 4 and Item 5

Agreed Upon Procedures Report

Orange Lake Country Club, Inc.

Orange Lake Timeshare Trust 2019-A

May 10, 2019

Orange Lake Country Club, Inc. and

Wilson Resort Finance, LLC

9395 S. John Young Parkway

Orlando, Florida 32819

Merrill Lynch, Pierce, Fenner & Smith Incorporated

One Bryant Park

Floor 11

New York, New York 10036

Deutsche Bank Securities Inc.

60 Wall Street

3rd Floor

New York, New York 10005

Wells Fargo Securities, LLC

375 Park Avenue

New York, New York 10152

SunTrust Robinson Humphrey, Inc.

200 S. Orange Avenue

SOAB 5

Orlando, Florida 32801

J.P. Morgan Securities LLC

10 S. Dearborn

16th Floor

Chicago, Illinois 60603

Key Banc Capital Markets

1301 Avenue of the Americas

New York, New York 10019

Re:	Orange Lake Timeshare Trust 2019-A (the “Issuer”)

Timeshare Loan-Backed Notes, Series 2019-A,

Class A, B, C, and D (the “Notes”)

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To Orange Lake Country Club, Inc. and Wilson Resort Finance, LLC (collectively, “the Company”), Merrill Lynch, Pierce, Fenner & Smith Incorporated, Deutsche Bank Securities Inc., SunTrust Robinson Humphrey, Inc., JP Morgan Securities, LLC, Wells Fargo Securities, LLC, and Key Banc Capital Markets (collectively, the “Specified Parties”):

We have performed the procedures enumerated below, which were agreed to by the above-named Specified Parties, to assist the Company in the evaluation of certain information relating to a pool of timeshare loans (the “Timeshare Loans”) as of March 31, 2019 that will secure the Notes in the securitization transaction.

The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures enumerated below either for the purpose for which this report has been requested or for any other purpose.

The procedures we performed and our findings are as follows.

1.

We obtained a data file for a population of Timeshare Loans as of March 31, 2019 provided by the Company (the “Data File”). The Company has indicated this population of Timeshare Loans was derived from the Company’s Daybreak Timeshare Loan Servicing System (“Daybreak”).

2.	From the Data File, we made a random selection of 100 Timeshare Loans (“Sample Loans”).

3.

For each of the Sample Loans listed in Exhibit 1, we compared the characteristics listed in Exhibit 2 (the “Sample Characteristics”) as shown on the Data File with the corresponding information in the copies of the Company documents (the “Source Documents”) of the related sample loan file (the “Loan File”) provided by the Company. When more than one Source Document was available for a Sample Characteristic, we used the highest priority Source Document that we located in the Loan File.

•

We identified three Sample Loans (Sample Loan numbers 34, 73, and 99) where the obligor state of residence or obligor country noted in the Data File did not agree to the Source Documents listed in Exhibit 2. For the Sample Loan numbers 34, 73, and 99 the obligors requested an address change that we agreed to Daybreak.

•

We identified that the Company has not obtained a FICO score for certain timeshare loans in the Data File. The Company does not have FICO scores available for timeshare loans with owners who reside outside of the United States or who do not have credit history. The Company does not have a credit agency report for timeshare loans that originated prior to July 2008. This procedure was only performed for those Sample Loans which had a FICO score within the Data File. There were no Sample Loans noted that originated prior to July 2008. The Source Document used to compare the FICO score was the Company’s electronic download from the credit agency’s website for the respective day the original FICO score was obtained. For Sample Loans related to owners who reside outside of the United Sates, the obligor country and completion date per the Purchase Agreement were compared to the Data File. Listed below are those Sample Loans that were associated with foreign timeshare loan owners or did not have an original FICO score.

Foreign
Sample Loans: Sample Loans 3, 50, 52, 53, 74, 78, 99

2

Except for the instances noted above, all such Sample Characteristics as shown in the Data File were in agreement with the Source Documents.

4.

For each of the Sample Loans, we recalculated the number of delinquent days as provided on the Data File by obtaining the next payment date from Daybreak and comparing that date to March 31, 2019. We noted no exceptions.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of opinion or conclusion, respectively, on certain information with respect to attributes of the Timeshare Loans as of March 31, 2019 that secure the Notes. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

Our agreed-upon procedures engagement was not conducted for the purpose of the following:

•	Addressing the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria, or other requirements.

•	Addressing the value of collateral securing any such assets being securitized.

•	Addressing the compliance of the originator of the assets with federal, state, and local laws and regulations.

•	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

•

Addressing any other factor or characteristic of the assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.

•	Forming any conclusion.

•	Any other terms or requirements of the transaction that do not appear in this report.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be, and should not be, used by anyone other than these Specified Parties, including investors and rating agencies, who are not identified as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Grant Thornton LLP
May 10, 2019

3

Exhibit 1 – Sample Loans (Refer to Procedure 2)

Sample Loans

Sample Loan Number	Loan Number	Sample Loan Number	Loan Number	Sample Loan Number	Loan Number	Sample Loan Number	Loan Number
1	[REDACTED]	26	[REDACTED]	51	[REDACTED]	76	[REDACTED]
2	[REDACTED]	27	[REDACTED]	52	[REDACTED]	77	[REDACTED]
3	[REDACTED]	28	[REDACTED]	53	[REDACTED]	78	[REDACTED]
4	[REDACTED]	29	[REDACTED]	54	[REDACTED]	79	[REDACTED]
5	[REDACTED]	30	[REDACTED]	55	[REDACTED]	80	[REDACTED]
6	[REDACTED]	31	[REDACTED]	56	[REDACTED]	81	[REDACTED]
7	[REDACTED]	32	[REDACTED]	57	[REDACTED]	82	[REDACTED]
8	[REDACTED]	33	[REDACTED]	58	[REDACTED]	83	[REDACTED]
9	[REDACTED]	34	[REDACTED]	59	[REDACTED]	84	[REDACTED]
10	[REDACTED]	35	[REDACTED]	60	[REDACTED]	85	[REDACTED]
11	[REDACTED]	36	[REDACTED]	61	[REDACTED]	86	[REDACTED]
12	[REDACTED]	37	[REDACTED]	62	[REDACTED]	87	[REDACTED]
13	[REDACTED]	38	[REDACTED]	63	[REDACTED]	88	[REDACTED]
14	[REDACTED]	39	[REDACTED]	64	[REDACTED]	89	[REDACTED]
15	[REDACTED]	40	[REDACTED]	65	[REDACTED]	90	[REDACTED]
16	[REDACTED]	41	[REDACTED]	66	[REDACTED]	91	[REDACTED]
17	[REDACTED]	42	[REDACTED]	67	[REDACTED]	92	[REDACTED]
18	[REDACTED]	43	[REDACTED]	68	[REDACTED]	93	[REDACTED]
19	[REDACTED]	44	[REDACTED]	69	[REDACTED]	94	[REDACTED]
20	[REDACTED]	45	[REDACTED]	70	[REDACTED]	95	[REDACTED]
21	[REDACTED]	46	[REDACTED]	71	[REDACTED]	96	[REDACTED]
22	[REDACTED]	47	[REDACTED]	72	[REDACTED]	97	[REDACTED]
23	[REDACTED]	48	[REDACTED]	73	[REDACTED]	98	[REDACTED]
24	[REDACTED]	49	[REDACTED]	74	[REDACTED]	99	[REDACTED]
25	[REDACTED]	50	[REDACTED]	75	[REDACTED]	100	[REDACTED]

Exhibit 2 – List of Sample Characteristics and Source Documents (Refer to Procedure 3)

Sample Characteristics	Source Documents
Original Principal Balance	Promissory Note or Closing Disclosure, Purchase Agreement

Current Principal Balance	Daybreak Loan Servicing System

Condo Association	Promissory Note or Closing Disclosure, Purchase Agreement

Current Term	Promissory Note or Closing Disclosure, Purchase Agreement

Term Paid	Daybreak Loan Servicing System

Current Rate	Promissory Note or Closing Disclosure, Purchase Agreement

Obligor State	Promissory Note or Closing Disclosure, Purchase Agreement

Obligor Country	Promissory Note or Closing Disclosure, Purchase Agreement

Down Payment Amount	Purchase Agreement, Closing Disclosure

FICO Score	Electronic download from the Credit Agency’s website for the respective day the original FICO score was obtained

Payment Status	Daybreak Loan Servicing System

Payment Type	Daybreak Loan Servicing System